Share-based payments - Deferred share unit plan (Narrative) (Details) - shares	Sep. 30, 2018	Sep. 30, 2017
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding DSUs (in shares)	140,886	136,246